Expense Example, No Redemption - Macquarie Tax-Free Colorado Fund - Class C	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	160	529	924	2,028